Borrowings and Lines of Credit (ST Borrowings Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Maximum Commercial Paper Borrowing Authority	$ 4,350
Short Term Line of Credit Facilities Remaining Borrowing Capacities	$ 1,500
Short Term Debt Weighted Average Interest Rate, Avg Outstanding	1.30%	0.60%
Total Debt Weighted Average Interest Rate, Avg Outstanding	4.10%	4.10%
Short Term Debt Weighted Average Interest Rate, Outstanding	0.60%	0.80%
Total Debt Weighted Average Interest Rate, Outstanding	3.70%	4.40%
Line of Credit Facility [Line Items]
Aggregate Line of Credit Facility Maximum Borrowing Capacity	$ 4,350
Multicurrency Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Aug. 05, 2021
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,150
Long-term Line of Credit	$ 0
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Aug. 05, 2021
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,200
Long-term Line of Credit	$ 0